Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Nov. 16, 2012 Predecessor [Member]	Sep. 30, 2013 Smartrove Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 40,701,000	$ 84,000		$ 123,426,000	$ 254,000	$ 1,751,000	$ 2,602,000	$ 10,058,000	$ 120,391,000	$ 325,000
Intangible asset impairment charges			1,315,000
Cash consideration on purchase of intellectual property											650,000
Cash held in escrow											$ 130,000